Other liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other liabilities
Schedule of other liabilities

DKK thousand	2019	2018
Severance payment	170	925
Employee benefits	36,082	34,971
Royalty payable to third party	6,843	6,682
Investment in Beta Bionics	0	22,803
Other payables	29,949	15,483
Total other liabilities	73,044	80,864